Average Annual Total Returns{- Financial Services Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-19 - Financial Services Portfolio	Financial Services Portfolio-Default Return Before Taxes Past 1 year	Financial Services Portfolio-Default Return Before Taxes Past 5 years	Financial Services Portfolio-Default Return Before Taxes Past 10 years	Financial Services Portfolio-Default After Taxes on Distributions Past 1 year	Financial Services Portfolio-Default After Taxes on Distributions Past 5 years	Financial Services Portfolio-Default After Taxes on Distributions Past 10 years	Financial Services Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Financial Services Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Financial Services Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZ92 Past 1 year	IXZ92 Past 5 years	IXZ92 Past 10 years
Total	0.94%	10.35%	9.01%	(0.81%)	8.80%	8.09%	1.25%	7.94%	7.20%	18.40%	15.22%	13.88%	(1.50%)	10.60%	10.49%